Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2026
Cash and cash equivalents [abstract]
Cash and Cash Equivalents	Cash and Cash Equivalents

	JPY (millions) As of March 31
	2025	2026
Cash and deposits	¥233,742	¥144,760
Short-term investments	151,371	450,294
Total	¥385,113	¥595,054